Long-term debt	12 Months Ended
Aug. 31, 2020
Long-term debt
Long-term debt

15.Long-term debt

	2020	2019
	$	$
Loan from Canada Economic Development for Quebec Regions, non-interest bearing, repayable in monthly instalments of $1,667 starting July 2018. The loan is subject to a payment moratorium from April 2020 to October 2020 and the maturity has been consequently extended to March 1, 2024. The loan was discounted using an effective interest rate of 8.85% (a)	52,385	58,672
The government assistance loan is non-interest bearing until December 31, 2022 at which time the loan bears interest at 5% per annum. The loan must be repaid by December 31, 2025. If repaid by December 31, 2022, $10,000 of the loan will be forgiven. During the year ended August 31, 2020, the Company recognized the forgiveness in profit and loss. The loan was discounted using an effective interest rate of 5%.	26,859	—
Term loan, bearing interest at 6.24%, repayable in monthly instalments of $630, including principal and interest, and maturing in December 2038	82,493	84,818
Term loan, bearing interest at prime plus 3.46%, repayable in monthly principal payments of $4,165 starting 12 months after the original disbursement date (b)	250,000	—
	411,737	143,490
Current portion of long-term debt	57,249	17,628
	354,488	125,862

a)	As security for the loan, the Company has subordinated certain advances from related parties for $452,723.
b)

As security for the loan, the Company has subordinated certain advances from related parties for $793,556. In addition, the loan is guaranteed by a first ranking hypothec of $250,000 plus 20% on all of the assets of the Company, as well as personal guarantees from the ultimate founder shareholders of $125,000. Under the terms of the loan agreement, the Company must comply to certain financial covenants. As at August 31, 2020, the Company was in compliance therewith.